Accumulated Other Comprehensive Loss - Schedule of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance			$ 1,635,285	$ 1,546,322	$ 1,546,322
Net transfer to/from Parent Company			(738,970)		(28,889)	$ (81,966)	$ (193,049)
Other comprehensive income (loss)	$ (76)	$ 5,370	(8,376)	7,094	7,214	1,065	(11,960)
Balance	962,547		962,547		1,635,285	1,546,322
Foreign Currency Translation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance			(21,935)	(26,293)	(26,293)
Other comprehensive income (loss) before reclassifications, net of tax			(9,080)
Other comprehensive income (loss)			(9,080)
Balance	(31,015)		(31,015)		(21,935)	(26,293)
Defined Pension and Other Post-Retirement Benefits
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance			(4,480)	(7,336)	(7,336)
Reclassification adjustment for cumulative effect of change in accounting principle	(1,315)		(1,315)
Net transfer to/from Parent Company			(2,421)
Other comprehensive income (loss) before reclassifications, net of tax			170
Reclassification adjustment for net losses (gains) included in net income, net of tax			534
Other comprehensive income (loss)			704
Balance	(7,512)		(7,512)		(4,480)	(7,336)
Accum. Other Comp. Loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance			(26,415)	$ (33,629)	(33,629)
Reclassification adjustment for cumulative effect of change in accounting principle	(1,315)		(1,315)
Net transfer to/from Parent Company			(2,421)
Other comprehensive income (loss) before reclassifications, net of tax			(8,910)
Reclassification adjustment for net losses (gains) included in net income, net of tax			534
Other comprehensive income (loss)			(8,376)		7,214	1,065	$ (11,960)
Balance	$ (38,527)		$ (38,527)		$ (26,415)	$ (33,629)